Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Dec. 30, 2013
K | Fidelity International Discovery Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fit_SupplementTextBlock	Supplement to the
Fidelity® International Discovery Fund
Class K
December 30, 2013
Prospectus

Effective August 1, 2014, the Adviser reduced the individual fund fee rate component of the management fee rate for Fidelity International Discovery Fund from 0.45% to 0.424%.

The following information replaces similar information found in the "Fund Summary" section on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.74%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.08%
Total annual operating expenses	0.82%
1 year	$ 84
3 years	$ 262
5 years	$ 455
10 years	$ 1,014